Income Taxes (Period Available To Offset Future Taxable Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Income Taxes [Line Items]
Within 5 years	¥ 169,866
6 to 20 years	466,836
Indefinite periods	112,995
Total	¥ 749,697